Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-39338
Entity Registrant Name	CIMG Inc.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room R2, FTY D, 16/F
Entity Address, Address Line Two	Kin Ga Industrial Building
Entity Address, Address Line Three	9 San On Street
Entity Address, City or Town	Tuen Mun
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	852
Local Phone Number	70106695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	CIMG
Entity Emerging Growth Company	false